Cover	Sep. 01, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2026
Entity File Number	001-42741
Entity Registrant Name	VisionWave Holdings, Inc.
Entity Central Index Key	0002038439
Entity Tax Identification Number	99-5002777
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	300 Delaware Ave.
Entity Address, Address Line Two	Suite 210 # 301
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(302)
Local Phone Number	305-4790
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.01 per share
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	VWAV
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	VWAVW
Security Exchange Name	NASDAQ